Schedule of assumptions of defined benefit obligation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Current service cost	$ 21
Net interest on liabilities	11
Net benefits expense	32
Defined benefit obligation at December 31, 2024	203
Current service cost	21
Net interest on liabilities	11
Acturial loss	54
Defined benefit obligation at December 31, 2025	$ 289